Trade and other receivables	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables
    Trade and other receivables consisted of the following:

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Trade receivables	€1,764	€—	€1,764	€2,064	€—	€2,064
Receivables from financing activities	1,924	277	2,201	2,855	300	3,155
Other receivables	1,563	1,605	3,168	1,709	2,076	3,785
Total Trade and other receivables	€5,251	€1,882	€7,133	€6,628	€2,376	€9,004
    As disclosed in Note 22, Other liabilities and Tax payables, in the FCA Consolidated Financial Statements at December 31, 2019, during 2017, the Brazilian Supreme Court ruled that state value added tax should be excluded from the basis for calculating a federal tax on revenue, a decision which was subsequently appealed. In March 2019, a final and definitive favorable decision was made in respect of the COFINS over ICMS element of the litigation, relating to amounts previously paid but not recovered for the period between May 2004 to December 2014. On December 17, 2019, the Brazilian courts indicated that it would render a decision on the Brazilian government’s appeal regarding the 2017 Supreme Court’s decision with respect to the calculation of the state value added tax in the basis for federal tax on revenue on April 1, 2020, which has been subsequently postponed.
Transfer of financial assets
    At June 30, 2020, the Group had receivables due after that date which had been transferred without recourse and which were derecognized in accordance with IFRS 9, Financial Instruments, amounting to €5,427 million (€7,301 million at December 31, 2019). The transfers related to trade receivables and other receivables of €3,756 million (€5,777 million at December 31, 2019) and financial receivables of €1,671 million (€1,524 million at December 31, 2019). These amounts included receivables of €3,420 million (€4,686 million at December 31, 2019), mainly due from the sales network, transferred to FCA Bank, our jointly-controlled financial services company.